Share capital and share premium	12 Months Ended
Dec. 31, 2021
Share capital and share premium
Share capital and share premium

13.Share capital and share premium

On December 31, 2021, the Company’s share capital was represented by 51,668,315 shares. All shares were issued, fully paid up and of the same class. The table below summarizes our capital increases, as a result of offerings and the exercise of stock options under the Company’s Employee Stock Option Plan.

Roll forward of number of shares outstanding:

Number of shares outstanding on January 1, 2019	35,975,312
Exercise of stock options	419,317
Share subscription from Johnson & Johnson Innovation Inc.	1,766,899
Global public offering on Euronext and Nasdaq on November 7, 2019	4,000,000
Over-allotment option exercised by underwriters on November 8, 2019	600,000
Number of shares outstanding on December 31, 2019	42,761,528
Exercise of stock options	602,463
Global public offering in Euronext and Nasdaq on May 28, 2020	3,658,515
Over-allotment option exercised by underwriters on May 29, 2020	548,777
Number of shares outstanding on December 31, 2020	47,571,283
Exercise of stock options	503,282
Global public offering in Euronext and Nasdaq on February 2, 2021	3,125,000
Over-allotment option exercised by underwriters on February 4, 2021	468,750
Number of shares outstanding on December 31, 2021	51,668,315

On February 2, 2021, argenx SE offered 3,125,000 of its ordinary shares through a global offering which consisted of 1,608,000 ADSs in the U.S. at a price of $320.0 per ADS, before underwriting discounts and commissions and offering expenses; and 1,517,000 ordinary shares in the European Economic Area at a price of €265.69 per share, before underwriting discounts and commissions and offering expenses. On February 4, 2021, the underwriters of the offering exercised their over-allotment option to purchase 468,750 additional ADSs in full. As a result, argenx SE received $1,146.7 million in gross proceeds from this offering, decreased by $56.6 million of underwriter discounts and commissions, and offering expenses, of which $56.0 million has been deducted from equity. The total net cash proceeds from the offering amounted to $1,090.1 million.

On May 11, 2021 at the annual general meeting, the shareholders of the Company approved the authorization to the Board to issue a maximum of 10% of the then-outstanding share capital for a period of 18 months.

On December 31, 2021, an amount of €410,857.7, represented by 4,108,577 shares, still remained available under the authorized capital.